Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 95.5%
AUSTRALIA — 2.1%
Cochlear Ltd.	64,404	$8,000,110
BRAZIL — 2.6%
MercadoLibre, Inc.*	7,936	6,569,262
Raia Drogasil SA	807,900	3,407,218
		9,976,480
CHINA — 6.8%
Alibaba Group Holding Ltd.*	422,088	4,212,159
Baidu, Inc., Class A *	158,816	2,337,962
Meituan, Class B *	310,700	6,529,814
Ping An Insurance Group Co. of China Ltd., Class H	874,000	4,360,207
Prosus NV*	119,520	6,218,222
Trip.com Group Ltd.*	92,874	2,509,475
		26,167,839
FRANCE — 5.4%
Kering	8,908	3,951,132
LVMH Moet Hennessy Louis Vuitton SE	10,553	6,221,783
Remy Cointreau SA	49,664	8,241,665
Ubisoft Entertainment SA*	82,506	2,267,473
		20,682,053
GERMANY — 4.9%
adidas AG	30,315	3,485,050
Auto1 Group SE*	147,582	922,679
Bechtle AG	192,634	6,924,977
Nemetschek SE	65,086	3,089,419
Zalando SE*	224,119	4,377,705
		18,799,830
HONG KONG — 5.0%
AIA Group Ltd.	1,523,600	12,685,352
Techtronic Industries Co., Ltd.	682,500	6,512,499
		19,197,851
INDIA — 1.3%
Housing Development Finance Corp., Ltd.	90,923	2,536,709
MakeMyTrip Ltd.*	81,188	2,492,472
		5,029,181
JAPAN — 24.3%
Denso Corp.	118,700	5,427,340
Kao Corp.	87,700	3,568,545
Keyence Corp.	15,900	5,255,913
Murata Manufacturing Co., Ltd.	121,500	5,592,302
Nidec Corp.	96,900	5,424,089
Olympus Corp.	570,400	10,973,204
Pigeon Corp.	114,900	1,679,739
Recruit Holdings Co., Ltd.	145,500	4,191,223
Shimano, Inc.	41,800	6,540,241
Shiseido Co., Ltd.	263,000	9,217,422
SMC Corp.	24,900	10,133,563
SoftBank Group Corp.	117,900	3,995,762
Sugi Holdings Co., Ltd.	52,700	2,116,328
Suzuki Motor Corp.	136,200	4,239,926
Sysmex Corp.	103,900	5,552,025
Unicharm Corp.	218,400	7,164,587
Z Holdings Corp.	1,040,200	2,757,222
		93,829,431

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
NETHERLANDS — 4.9%
Adyen NV*	3,818	$4,761,665
ASML Holding NV	22,492	9,317,965
IMCD NV	41,752	4,950,183
		19,029,813
NEW ZEALAND — 1.1%
Xero Ltd.*	95,790	4,432,835
PORTUGAL — 2.2%
Jeronimo Martins SGPS SA	457,939	8,528,391
SINGAPORE — 3.1%
United Overseas Bank Ltd.	670,973	12,153,053
SOUTH KOREA — 0.7%
Coupang, Inc.*	172,695	2,878,826
SWEDEN — 7.6%
Atlas Copco AB, A Shares	792,407	7,364,914
Atlas Copco AB, B Shares	374,753	3,106,332
Epiroc AB, B Shares	349,263	4,404,088
Investor AB, B Shares	499,913	7,294,343
Nibe Industrier AB, B Shares	816,686	7,285,024
		29,454,701
SWITZERLAND — 4.2%
Cie Financiere Richemont SA	109,190	10,307,036
Lonza Group AG	12,136	5,908,913
		16,215,949
TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	141,319	9,688,831
UNITED KINGDOM — 13.5%
Ashtead Group PLC	65,945	2,961,579
Auto Trader Group PLC	1,389,752	7,881,380
Burberry Group PLC	182,698	3,649,483
Experian PLC	178,869	5,235,960
Farfetch Ltd., Class A *	326,203	2,430,212
Games Workshop Group PLC	48,656	3,111,243
Hargreaves Lansdown PLC	434,690	4,163,046
Intertek Group PLC	97,979	4,019,988
Rightmove PLC	1,200,747	6,405,867
Trainline PLC*	1,121,941	3,954,784
Weir Group PLC (The)	307,247	4,756,560
Wise PLC, Class A *	461,113	3,365,368
		51,935,470
UNITED STATES — 3.3%
Mettler-Toledo International, Inc.*	8,665	9,393,900
Spotify Technology SA*	39,660	3,422,658
		12,816,558
Total Common Stocks (cost $398,339,092)		368,817,202

PREFERRED STOCKS — 3.1%
GERMANY — 3.1%
Sartorius AG 0.36% (cost $7,167,709)	34,173	11,820,588
TOTAL INVESTMENTS — 98.6% (cost $405,506,801)		$380,637,790
Other assets less liabilities — 1.4%		5,343,689
NET ASSETS — 100.0%		$385,981,479

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$44,238,163	$324,579,039	$–	$368,817,202
Preferred Stocks**	–	11,820,588	–	11,820,588
Total	$44,238,163	$336,399,627	$–	$380,637,790

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.